THE ADVISORS’ INNER CIRCLE FUND

Thomson Horstmann & Bryant MicroCap Fund (the “Fund”)

Supplement dated January 3, 2019

to the

Prospectus and Statement of Additional Information (the “SAI”), each dated March 1, 2018

This supplement provides new and additional information
beyond that contained in the Prospectus and the SAI
and should be read in conjunction with the Prospectus and the SAI.

Effective January 1, 2019, the name of the Fund changed to the THB Asset Management MicroCap Fund. Accordingly, all references contained in the Prospectus and SAI to the Fund are amended accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THB-SK-006-0100